Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT MUTUAL FUNDS II INC
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 21, 2014